PREPAID LAND LEASE PAYMENTS (Tables) (Prepaid Land Lease Rights [Member])	12 Months Ended
Dec. 31, 2012
Prepaid Land Lease Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Prepaid Land Lease Payments

	As at December, 31
	2011	2012	2012
	RMB	RMB	US$

Prepaid land lease payments	28,423	92,814	14,896
Less: accumulated amortization	(1,053)	(2,690)	(430)

Net carrying value	27,370	90,124	14,466

Schedule of Estimated Future Annual Amortization Expense

	Amortization
	RMB	US$
2013	2,532	406
2014	2,532	406
2015	2,532	406
2016	2,532	406
2017	2,532	406